RELATED PARTIES (Details) (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Expenses
Charges from related parties	€ 54	€ 76	€ 106	€ 126
Total	€ 54	€ 76	€ 106	€ 126